OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current other receivables
Total Current other receivables	$ 5,073	$ 1,223
Non-current other receivables
Total Non-current other receivables	1,722	353
Total other receivables	6,795	1,576
Gross carrying value
Current other receivables
Prepaid expenses	1,437	603
Tax credits	1,363	127
Advances to suppliers	103	41
Settlement Pendings accounts	217
Guarantee deposits	24	112
Expenditure reimbursement	109
Financial NDF (Note 21)	750
Restricted funds	63	27
Companies under section 33 - Law No. 19,550 and related parties	144	174
Receivables from sale of customer relationship	72
Other	806	139
Subtotal	5,088	1,223
Non-current other receivables
Prepaid expenses	450	45
Advances to suppliers	71	244
Tax credits	703	61
Restricted funds	92
Financial NDF (Note 20)	45
Regulatory Credits (Nucleo)	156
Guarantee deposits	46
Credit indemnity for Tuves Paraguay acquisition	55
Receivables from sale of customer relationship	113
Other	3	3
Subtotal	1,734	$ 353
Accumulated impairment
Current other receivables
Allowance for doubtful accounts	(15)
Non-current other receivables
Allowance for non-current other receivables	$ (12)